UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC
Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?
      o For the fiscal year ended December 31, 2007, Master Mid Cap Index Series generated returns that were comparable to that of the benchmark Standard & Poor's (S&P(R)) MidCap 400 Index, a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses, as each provided a +7.98% return.

      o Although the value of the S&P MidCap 400 Index fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

What factors influenced performance?
      o In total, equity markets performed quite well in 2007. It was a year of intense market volatility, but still one that resulted in decent gains for most asset classes. Global equity markets benefited from a strong first half, which, in most cases, helped to generate positive performance for the year as a whole. In the U.S., the large-cap S&P 500(R) Index advanced 5.49%, while the small-cap S&P 600 Index lost .30%. Our mid-cap benchmark index outperformed both, with a return of +7.98%. Amid strong performance in the technology sector, the NASDAQ Composite posted an impressive +9.81% return for the year.

      o The annual period began much like 2006 ended, with some slowing in U.S. economic growth, a Federal Reserve Board (the "Fed") that remained on hold and a generally positive investment environment. Solid earnings growth and continued high levels of merger-and-acquisition activity allowed equities to move upward.

      o The second half of 2007 was vastly different, however. The benign fundamentals that dominated from 2003 to 2006 -- namely, strong global growth, rising profitability levels and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, question marks about the sustainability of the business cycle and rising food and energy prices. Reflecting these woes, U.S. government bond yields plummeted, the dollar's decline intensified, equities became volatile and trendless, and the Fed's focus shifted from inflation fighting to providing liquidity and reducing short-term interest rates in an effort to shore up the functioning of credit markets and fight economic weakness. Beginning in September, the Fed lowered the target federal funds rate by 100 basis points (1.00%), from 5.25% to 4.25%.

Describe recent portfolio activity.
      o Throughout the period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period-end.
      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Mid Cap Index Series
Portfolio Information as of December 31, 2007

--------------------------------------------------------------------------------
                                                                Percent of Long-
Sector Representation                                           Term Investments
--------------------------------------------------------------------------------
Industrials                                                                15.6%
Financials                                                                 15.5%
Information Technology                                                     14.8%
Health Care                                                                12.8%
Consumer Discretionary                                                     12.5%
Energy                                                                      9.9%
Utilities                                                                   7.9%
Materials                                                                   7.1%
Consumer Staples                                                            3.2%
Telecommunication Services                                                  0.7%
--------------------------------------------------------------------------------

For Series compliance purposes, the Series' industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%             4,699    Alliant Techsystems, Inc. (a)                                         $     534,558
                                      12,958    BE Aerospace, Inc. (a)                                                      685,478
                                       5,700    DRS Technologies, Inc.                                                      309,339
                                                                                                                      -------------
                                                                                                                          1,529,375
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                       11,800    AirTran Holdings, Inc. (a)                                                   84,488
                                       5,524    Alaska Air Group, Inc. (a)                                                  138,155
                                      25,262    JetBlue Airways Corp. (a)(b)                                                149,046
                                                                                                                      -------------
                                                                                                                            371,689
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                10,045    ArvinMeritor, Inc.                                                          117,828
                                      16,210    BorgWarner, Inc.                                                            784,726
                                      20,027    Gentex Corp.                                                                355,880
                                      10,711    Lear Corp. (a)                                                              296,266
                                       4,121    Modine Manufacturing Co.                                                     68,038
                                                                                                                      -------------
                                                                                                                          1,622,738
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                     4,862    Thor Industries, Inc.                                                       184,805
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                       8,400    Hansen Natural Corp. (a)                                                    372,036
                                       8,007    PepsiAmericas, Inc.                                                         266,793
                                                                                                                      -------------
                                                                                                                            638,829
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                   9,330    Cephalon, Inc. (a)                                                          669,521
                                      44,552    Millennium Pharmaceuticals, Inc. (a)                                        667,389
                                      16,288    PDL BioPharma, Inc. (a)                                                     285,366
                                      18,354    Vertex Pharmaceuticals, Inc. (a)                                            426,363
                                                                                                                      -------------
                                                                                                                          2,048,639
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                17,185    Eaton Vance Corp.                                                           780,371
                                      15,072    Jefferies Group, Inc. New Shares                                            347,410
                                      13,154    Raymond James Financial, Inc.                                               429,610
                                      17,252    SEI Investments Co.                                                         554,997
                                      11,651    Waddell & Reed Financial, Inc. Class A                                      420,485
                                                                                                                      -------------
                                                                                                                          2,532,873
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%                      11,186    Airgas, Inc.                                                                582,902
                                      11,062    Albemarle Corp.                                                             456,307
                                       6,660    CF Industries Holdings, Inc.                                                733,000
                                       9,211    Cabot Corp.                                                                 307,095
                                      32,593    Chemtura Corp.                                                              254,225
                                       5,889    Cytec Industries, Inc.                                                      362,645
                                      10,624    FMC Corp.                                                                   579,539
                                       5,581    Ferro Corp.                                                                 115,694
                                       9,649    Lubrizol Corp.                                                              522,590
                                       2,687    Minerals Technologies, Inc.                                                 179,895
                                      10,348    Olin Corp.                                                                  200,027
                                      16,324    RPM International, Inc.                                                     331,377
                                       6,166    The Scotts Miracle-Gro Co.                                                  230,732
                                       6,624    Sensient Technologies Corp.                                                 187,327
                                      12,790    Terra Industries, Inc. (a)                                                  610,850
                                      14,036    Valspar Corp.                                                               316,371
                                                                                                                      -------------
                                                                                                                          5,970,576
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%               17,726    Associated Banc-Corp.                                                       480,197
                                       6,931    Bank of Hawaii Corp.                                                        354,451
                                       7,000    Cathay General Bancorp                                                      185,430
                                       5,587    City National Corp.                                                         332,706

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      21,400    The Colonial BancGroup, Inc.                                          $     289,756
                                       8,262    Cullen/Frost Bankers, Inc.                                                  418,553
                                       3,770    First Community Bancorp, Inc.                                               155,475
                                      11,329    FirstMerit Corp.                                                            226,693
                                       4,850    SVB Financial Group (a)                                                     244,440
                                      45,270    Synovus Financial Corp. (a)                                                 461,301
                                      15,265    TCF Financial Corp.                                                         273,701
                                       7,664    Webster Financial Corp.                                                     245,018
                                       4,164    Westamerica Bancorp (b)                                                     185,506
                                       9,483    Wilmington Trust Corp.                                                      333,802
                                                                                                                      -------------
                                                                                                                          4,187,029
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  6,761    The Brink's Co.                                                             403,902
Supplies - 3.3%                       10,270    ChoicePoint, Inc. (a)                                                       374,033
                                       9,788    Copart, Inc. (a)                                                            416,479
                                       5,025    Corporate Executive Board Co.                                               302,003
                                       7,014    Deluxe Corp.                                                                230,690
                                       8,164    Dun & Bradstreet Corp.                                                      723,575
                                       6,618    HNI Corp. (b)                                                               232,027
                                       8,642    Herman Miller, Inc.                                                         279,914
                                       2,781    Kelly Services, Inc. Class A                                                 51,893
                                       6,539    Korn/Ferry International (a)                                                123,064
                                      11,398    Manpower, Inc.                                                              648,546
                                       4,100    Mine Safety Appliances Co.                                                  212,667
                                       5,830    Navigant Consulting, Inc. (a)                                                79,696
                                      22,716    Republic Services, Inc. Class A                                             712,147
                                       5,359    Rollins, Inc.                                                               102,893
                                      12,210    Stericycle, Inc. (a)                                                        725,274
                                                                                                                      -------------
                                                                                                                          5,618,803
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%       53,481    3Com Corp. (a)                                                              241,734
                                      16,408    ADC Telecommunications, Inc. (a)                                            255,144
                                       8,557    Adtran, Inc.                                                                182,949
                                       7,083    Avocent Corp. (a)                                                           165,105
                                       9,266    CommScope, Inc. (a)                                                         455,958
                                       5,402    Dycom Industries, Inc. (a)                                                  143,963
                                      11,750    F5 Networks, Inc. (a)                                                       335,110
                                      20,000    Foundry Networks, Inc. (a)                                                  350,400
                                      19,139    Harris Corp.                                                              1,199,633
                                       6,718    Plantronics, Inc.                                                           174,668
                                      12,782    Polycom, Inc. (a)                                                           355,084
                                                                                                                      -------------
                                                                                                                          3,859,748
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%         9,224    Diebold, Inc.                                                               267,312
                                       4,799    Imation Corp.                                                               100,779
                                      25,140    NCR Corp. (a)                                                               631,014
                                      14,600    Palm, Inc. (b)                                                               92,564
                                      30,600    Western Digital Corp. (a)                                                   924,426
                                                                                                                      -------------
                                                                                                                          2,016,095
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.4%      4,881    Granite Construction, Inc.                                                  176,595
                                      23,610    KBR, Inc. (a)                                                               916,068
                                      23,443    Quanta Services, Inc. (a)                                                   615,144
                                      11,300    URS Corp. (a)                                                               613,929
                                                                                                                      -------------
                                                                                                                          2,321,736
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%          5,803    Martin Marietta Materials, Inc. (b)                                   $     769,478
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%               15,906    AmeriCredit Corp. (a)(b)                                                    203,438
                                      11,600    MoneyGram International, Inc.                                               178,292
                                                                                                                      -------------
                                                                                                                            381,730
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.7%         12,988    Packaging Corp. of America                                                  366,262
                                      13,520    Sonoco Products Co.                                                         441,834
                                      14,040    Temple-Inland, Inc.                                                         292,734
                                                                                                                      -------------
                                                                                                                          1,100,830
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -       12,748    Career Education Corp. (a)                                                  320,485
1.7%                                  11,838    Corinthian Colleges, Inc. (a)                                               182,305
                                       8,274    DeVry, Inc.                                                                 429,917
                                       4,124    ITT Educational Services, Inc. (a)                                          351,653
                                       4,120    Matthews International Corp. Class A                                        193,104
                                       6,162    Regis Corp.                                                                 172,290
                                      39,900    Service Corp. International                                                 560,595
                                       9,275    Sotheby's Holdings, Inc. Class A                                            353,378
                                       2,050    Strayer Education, Inc.                                                     349,689
                                                                                                                      -------------
                                                                                                                          2,913,416
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         33,839    Cincinnati Bell, Inc. (a)                                                   160,735
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%             15,799    DPL, Inc.                                                                   468,440
                                      11,986    Great Plains Energy, Inc.                                                   351,430
                                      11,576    Hawaiian Electric Industries, Inc.                                          263,586
                                       6,218    IDACORP, Inc.                                                               218,998
                                      21,616    Northeast Utilities Inc.                                                    676,797
                                      31,718    Sierra Pacific Resources                                                    538,572
                                      12,823    Westar Energy, Inc.                                                         332,629
                                                                                                                      -------------
                                                                                                                          2,850,452
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.3%           14,577    Ametek, Inc.                                                                682,787
                                       8,280    Hubbell, Inc. Class B                                                       427,248
                                      12,300    Roper Industries, Inc.                                                      769,242
                                       7,127    Thomas & Betts Corp. (a)                                                    349,508
                                                                                                                      -------------
                                                                                                                          2,228,785
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                24,800    Amphenol Corp. Class A                                                    1,149,976
Instruments - 2.3%                    17,213    Arrow Electronics, Inc. (a)                                                 676,127
                                      20,913    Avnet, Inc. (a)                                                             731,328
                                      20,400    Ingram Micro, Inc. Class A (a)                                              368,016
                                      11,783    Kemet Corp. (a)                                                              78,121
                                       7,586    National Instruments Corp.                                                  252,841
                                       7,770    Tech Data Corp. (a)                                                         293,084
                                      25,910    Vishay Intertechnology, Inc. (a)                                            295,633
                                                                                                                      -------------
                                                                                                                          3,845,126
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -         30,496    Cameron International Corp. (a)                                           1,467,772
4.1%                                   9,127    Exterran Holdings, Inc. (a)                                                 746,589
                                      18,076    FMC Technologies, Inc. (a)                                                1,024,909
                                      17,885    Grant Prideco, Inc. (a)                                                     992,796
                                      14,122    Helmerich & Payne, Inc.                                                     565,869
                                      21,887    Patterson-UTI Energy, Inc.                                                  427,234
                                      23,267    Pride International, Inc. (a)                                               788,751
                                      11,360    Superior Energy Services, Inc. (a)                                          391,011

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       7,401    Tidewater, Inc.                                                       $     406,019
                                                                                                                      -------------
                                                                                                                          6,810,950
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%        9,045    BJ's Wholesale Club, Inc. (a)                                               305,992
                                       5,140    Ruddick Corp.                                                               178,204
                                                                                                                      -------------
                                                                                                                            484,196
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                  10,390    Corn Products International, Inc.                                           381,833
                                       9,779    Hormel Foods Corp.                                                          395,854
                                       8,020    The J.M. Smucker Co.                                                        412,549
                                       2,761    Lancaster Colony Corp.                                                      109,612
                                      16,280    Smithfield Foods, Inc. (a)                                                  470,818
                                       3,236    Tootsie Roll Industries, Inc.                                                88,731
                                                                                                                      -------------
                                                                                                                          1,859,397
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.0%                  10,818    AGL Resources, Inc.                                                         407,189
                                      10,000    Energen Corp.                                                               642,300
                                      16,915    Equitable Resources, Inc.                                                   901,231
                                      11,608    National Fuel Gas Co.                                                       541,861
                                      14,472    Oneok, Inc.                                                                 647,911
                                       6,948    WGL Holdings, Inc.                                                          227,616
                                                                                                                      -------------
                                                                                                                          3,368,108
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                8,469    Advanced Medical Optics, Inc. (a)                                           207,744
Supplies - 4.3%                        8,633    Beckman Coulter, Inc.                                                       628,482
                                      21,110    Dentsply International, Inc.                                                950,372
                                       7,995    Edwards Lifesciences Corp. (a)                                              367,690
                                       7,375    Gen-Probe, Inc. (a)                                                         464,109
                                       8,655    Hillenbrand Industries, Inc.                                                482,343
                                      17,459    Hologic, Inc. (a)                                                         1,198,386
                                       5,325    Intuitive Surgical, Inc. (a)                                              1,727,963
                                       7,500    Kinetic Concepts, Inc. (a)                                                  401,700
                                      10,800    ResMed, Inc. (a)                                                            567,324
                                       9,094    Steris Corp.                                                                262,271
                                                                                                                      -------------
                                                                                                                          7,258,384
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services       6,142    Apria Healthcare Group, Inc. (a)                                            132,483
- 2.9%                                13,406    Community Health Systems, Inc. (a)                                          494,145
                                      33,830    Health Management Associates, Inc. Class A                                  202,303
                                      15,313    Health Net, Inc. (a)                                                        739,618
                                      12,478    Henry Schein, Inc. (a)                                                      766,149
                                       4,230    Kindred Healthcare, Inc. (a)                                                105,665
                                       8,133    LifePoint Hospitals, Inc. (a)                                               241,875
                                      11,163    Lincare Holdings, Inc. (a)                                                  392,491
                                      16,950    Omnicare, Inc. (b)                                                          386,630
                                       7,600    Psychiatric Solutions, Inc. (a)                                             247,000
                                       7,577    Universal Health Services, Inc. Class B                                     387,942
                                      11,750    VCA Antech, Inc. (a)                                                        519,703
                                       5,830    WellCare Health Plans, Inc. (a)                                             247,250
                                                                                                                      -------------
                                                                                                                          4,863,254
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%          9,190    Cerner Corp. (a)                                                            518,316
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -        4,955    Bob Evans Farms, Inc.                                                       133,438
1.5%                                   7,820    Boyd Gaming Corp.                                                           266,427
                                      14,725    Brinker International, Inc.                                                 288,021
                                       3,454    CBRL Group, Inc.                                                            111,875
                                      10,132    The Cheesecake Factory, Inc. (a)                                            240,230

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,560    Chipotle Mexican Grill, Inc. Class A (a)(b)                           $     670,639
                                       3,964    International Speedway Corp. Class A                                        163,238
                                       4,690    Life Time Fitness, Inc. (a)                                                 232,999
                                       7,143    Ruby Tuesday, Inc.                                                           69,644
                                       9,100    Scientific Games Corp. Class A (a)                                          302,575
                                                                                                                      -------------
                                                                                                                          2,479,086
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.4%              7,782    American Greetings Corp. Class A                                            157,975
                                       3,624    Blyth, Inc.                                                                  79,511
                                       6,701    Furniture Brands International, Inc.                                         67,412
                                       5,233    Hovnanian Enterprises, Inc. Class A (a)(b)                                   37,521
                                       4,900    MDC Holdings, Inc.                                                          181,937
                                       7,530    Mohawk Industries, Inc. (a)                                                 560,232
                                         750    NVR, Inc. (a)                                                               393,000
                                       5,917    Ryland Group, Inc.                                                          163,013
                                      17,677    Toll Brothers, Inc. (a)(b)                                                  354,601
                                       8,645    Tupperware Corp.                                                            285,544
                                                                                                                      -------------
                                                                                                                          2,280,746
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.8%              9,143    Church & Dwight Co., Inc.                                                   494,362
                                       7,970    Energizer Holdings, Inc. (a)                                                893,676
                                                                                                                      -------------
                                                                                                                          1,388,038
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.2%                     9,199    Acxiom Corp.                                                                107,904
                                      10,981    Alliance Data Systems Corp. (a)                                             823,465
                                      19,030    Broadridge Financial Solutions LLC                                          426,843
                                       5,358    CSG Systems International, Inc. (a)                                          78,870
                                       7,057    DST Systems, Inc. (a)                                                       582,555
                                       9,727    Gartner, Inc. Class A (a)                                                   170,806
                                      10,970    Global Payments, Inc.                                                       510,324
                                      13,288    MPS Group, Inc. (a)                                                         145,371
                                      12,230    Metavante Technologies, Inc. (a)                                            285,204
                                      10,690    NeuStar, Inc. Class A (a)                                                   306,589
                                       5,900    SRA International, Inc. Class A (a)                                         173,755
                                                                                                                      -------------
                                                                                                                          3,611,686
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.4%        8,742    Carlisle Cos., Inc.                                                         323,716
                                       5,552    Teleflex, Inc.                                                              349,832
                                                                                                                      -------------
                                                                                                                            673,548
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                      10,474    American Financial Group, Inc.                                              302,489
                                      13,361    Arthur J. Gallagher & Co.                                                   323,203
                                      15,310    Brown & Brown, Inc. (f)                                                     359,785
                                       5,940    Commerce Group, Inc.                                                        213,721
                                       8,830    Everest Re Group Ltd.                                                       886,532
                                      29,768    Fidelity National Title Group, Inc. Class A                                 434,910
                                      13,029    First American Corp.                                                        444,549
                                      15,699    HCC Insurance Holdings, Inc.                                                450,247
                                       6,930    The Hanover Insurance Group, Inc.                                           317,394
                                       6,100    Horace Mann Educators Corp.                                                 115,534
                                       4,650    Mercury General Corp.                                                       231,617
                                      32,301    Old Republic International Corp.                                            497,758
                                       9,470    Protective Life Corp.                                                       388,459
                                       6,962    Stancorp Financial Group, Inc.                                              350,746

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       6,964    Unitrin, Inc.                                                         $     334,202
                                      21,966    W.R. Berkley Corp.                                                          654,806
                                                                                                                      -------------
                                                                                                                          6,305,952
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%       6,940    NetFlix, Inc. (a)(b)                                                        184,743
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%    5,600    Digital River, Inc. (a)                                                     185,192
                                      13,970    ValueClick, Inc. (a)                                                        305,943
                                                                                                                      -------------
                                                                                                                            491,135
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%    9,410    Callaway Golf Co.                                                           164,016
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -       9,600    Affymetrix, Inc. (a)                                                        222,144
2.3%                                   9,474    Charles River Laboratories International, Inc. (a)                          623,389
                                       8,918    Covance, Inc. (a)                                                           772,477
                                       6,475    Invitrogen Corp. (a)                                                        604,830
                                      14,600    Pharmaceutical Product Development, Inc.                                    589,402
                                       5,525    Techne Corp. (a)                                                            364,926
                                       4,221    Varian, Inc. (a)                                                            275,631
                                       4,060    Ventana Medical Systems, Inc. (a)                                           354,154
                                                                                                                      -------------
                                                                                                                          3,806,953
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.2%                      12,705    AGCO Corp. (a)                                                              863,686
                                       7,091    Crane Co.                                                                   304,204
                                       9,605    Donaldson Co., Inc.                                                         445,480
                                       6,700    Federal Signal Corp.                                                         75,174
                                       7,914    Flowserve Corp.                                                             761,327
                                       9,083    Graco, Inc.                                                                 338,433
                                      11,724    Harsco Corp.                                                                751,157
                                      11,160    IDEX Corp.                                                                  403,211
                                      15,062    Joy Global, Inc.                                                            991,381
                                      10,800    Kennametal, Inc.                                                            408,888
                                       5,800    Lincoln Electric Holdings, Inc.                                             412,844
                                       4,499    Nordson Corp.                                                               260,762
                                      10,300    Oshkosh Truck Corp.                                                         486,778
                                      13,954    Pentair, Inc.                                                               485,739
                                       7,410    SPX Corp.                                                                   762,119
                                      12,975    Timken Co.                                                                  426,229
                                      11,303    Trinity Industries, Inc.                                                    313,771
                                       6,810    Westinghouse Air Brake Technologies Corp.                                   234,536
                                                                                                                      -------------
                                                                                                                          8,725,719
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                          6,021    Alexander & Baldwin, Inc.                                                   311,045
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                          12,326    Belo Corp. Class A                                                          214,965
                                       3,845    Entercom Communications Corp.                                                52,638
                                       6,680    Getty Images, Inc. (a)                                                      193,720
                                       7,017    Harte-Hanks, Inc.                                                           121,394
                                       5,950    John Wiley & Sons, Inc. Class A                                             254,898
                                      11,300    Lamar Advertising Co. Class A                                               543,191
                                       5,062    Lee Enterprises, Inc.                                                        74,158
                                       3,231    Media General, Inc. Class A                                                  68,659
                                       3,705    Scholastic Corp. (a)                                                        129,267
                                       6,667    Valassis Communications, Inc. (a)                                            77,937
                                                                                                                      -------------
                                                                                                                          1,730,827
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                 6,960    Carpenter Technology Corp.                                                  523,183
                                       5,770    Cleveland-Cliffs, Inc.                                                      581,616
                                      16,700    Commercial Metals Co.                                                       491,815
                                       9,200    Reliance Steel & Aluminum Co.                                               498,640

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      13,600    Steel Dynamics, Inc.                                                  $     810,152
                                       9,627    Worthington Industries, Inc.                                                172,131
                                                                                                                      -------------
                                                                                                                          3,077,537
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.5%                15,613    Alliant Energy Corp.                                                        635,293
                                      49,135    Aquila, Inc. (a)                                                            183,273
                                       5,274    Black Hills Corp.                                                           232,583
                                      21,581    Energy East Corp.                                                           587,219
                                      24,928    MDU Resources Group, Inc.                                                   688,262
                                      14,879    NSTAR                                                                       538,917
                                      12,819    OGE Energy Corp.                                                            465,202
                                      10,774    PNM Resources, Inc.                                                         231,102
                                      15,805    Puget Energy, Inc.                                                          433,531
                                      16,216    SCANA Corp.                                                                 683,504
                                      10,726    Vectren Corp.                                                               311,161
                                      16,329    Wisconsin Energy Corp.                                                      795,386
                                                                                                                      -------------
                                                                                                                          5,785,433
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                6,576    99 Cents Only Stores (a)                                                     52,345
                                      13,013    Dollar Tree Stores, Inc. (a)                                                337,297
                                      19,971    Saks, Inc. (a)                                                              414,598
                                                                                                                      -------------
                                                                                                                            804,240
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%              9,696    Zebra Technologies Corp. Class A (a)                                        336,451
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -         19,910    Arch Coal, Inc.                                                             894,556
5.2%                                   4,680    Bill Barrett Corp. (a)                                                      195,952
                                      11,600    Cimarex Energy Co.                                                          493,348
                                      34,000    Denbury Resources, Inc. (a)                                               1,011,500
                                       7,420    Encore Acquisition Co. (a)                                                  247,605
                                      12,307    Forest Oil Corp. (a)                                                        625,688
                                      14,900    Frontier Oil Corp.                                                          604,642
                                      18,215    Newfield Exploration Co. (a)                                                959,931
                                       3,974    Overseas Shipholding Group, Inc.                                            295,785
                                      16,854    Pioneer Natural Resources Co.                                               823,149
                                      15,667    Plains Exploration & Production Co. (a)                                     846,018
                                       7,100    Quicksilver Resources, Inc. (a)                                             423,089
                                      23,700    Southwestern Energy Co. (a)                                               1,320,564
                                                                                                                      -------------
                                                                                                                          8,741,827
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%        14,610    Louisiana-Pacific Corp.                                                     199,865
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%              11,800    Alberto-Culver Co.                                                          289,572
                                       7,900    NBTY, Inc. (a)                                                              216,460
                                                                                                                      -------------
                                                                                                                            506,032
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%                18,680    Endo Pharmaceuticals Holdings, Inc. (a)                                     498,196
                                       7,800    Medicis Pharmaceutical Corp. Class A                                        202,566
                                       4,983    Par Pharmaceutical Cos., Inc. (a)                                           119,592
                                      10,883    Perrigo Co.                                                                 381,014
                                      15,270    Sepracor, Inc. (a)                                                          400,838
                                      12,773    Valeant Pharmaceuticals International (a)                                   152,893
                                                                                                                      -------------
                                                                                                                          1,755,099
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts         13,896    AMB Property Corp.                                                          799,854
(REITs) - 5.2%                         4,450    Alexandria Real Estate Equities, Inc.                                       452,432
                                       7,100    BRE Properties                                                              287,763

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       7,800    Camden Property Trust                                                 $     375,570
                                       5,290    Cousins Properties, Inc.                                                    116,909
                                      20,110    Duke Realty Corp.                                                           524,469
                                       4,560    Equity One, Inc.                                                            105,017
                                       8,000    Federal Realty Investment Trust                                             657,200
                                      11,500    Health Care REIT, Inc.                                                      513,935
                                       7,964    Highwoods Properties, Inc.                                                  233,982
                                      13,110    Hospitality Properties Trust                                                422,404
                                      12,698    Liberty Property Trust                                                      365,829
                                      10,000    The Macerich Co.                                                            710,600
                                       9,465    Mack-Cali Realty Corp.                                                      321,810
                                      12,730    Nationwide Health Properties, Inc.                                          399,340
                                       5,463    Potlatch Corp.                                                              242,776
                                      10,816    Rayonier, Inc.                                                              510,948
                                      14,100    Realty Income Corp.                                                         380,982
                                       9,725    Regency Centers Corp.                                                       627,165
                                      18,775    UDR, Inc.                                                                   372,684
                                      10,775    Weingarten Realty Investors                                                 338,766
                                                                                                                      -------------
                                                                                                                          8,760,435
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               5,020    Jones Lang LaSalle, Inc.                                                    357,223
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                    14,560    Avis Budget Group, Inc. (a)                                                 189,280
                                       6,395    Con-way, Inc.                                                               265,648
                                      12,196    J.B. Hunt Transport Services, Inc.                                          336,000
                                      10,400    Kansas City Southern (a)                                                    357,032
                                       6,533    Werner Enterprises, Inc.                                                    111,257
                                       8,106    YRC Worldwide, Inc. (a)                                                     138,532
                                                                                                                      -------------
                                                                                                                          1,397,749
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor        62,570    Atmel Corp. (a)                                                             270,302
Equipment - 2.6%                      11,843    Cree, Inc. (a)(b)                                                           325,327
                                      22,127    Cypress Semiconductor Corp. (a)                                             797,236
                                      17,407    Fairchild Semiconductor International, Inc. (a)                             251,183
                                      27,320    Integrated Device Technology, Inc. (a)                                      308,989
                                      10,124    International Rectifier Corp. (a)                                           343,912
                                      18,563    Intersil Corp. Class A                                                      454,422
                                      18,759    Lam Research Corp. (a)                                                      810,952
                                      40,171    RF Micro Devices, Inc. (a)                                                  229,376
                                       8,907    Semtech Corp. (a)                                                           138,237
                                       7,664    Silicon Laboratories, Inc. (a)                                              286,864
                                      19,445    TriQuint Semiconductor, Inc. (a)                                            128,920
                                                                                                                      -------------
                                                                                                                          4,345,720
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                        5,121    ACI Worldwide, Inc. (a)                                                      97,504
                                      40,521    Activision, Inc. (a)(f)                                                   1,203,474
                                       2,500    Advent Software, Inc. (a)                                                   135,250
                                      38,029    Cadence Design Systems, Inc. (a)                                            646,873
                                       7,326    Fair Isaac Corp.                                                            235,531
                                      11,017    Jack Henry & Associates, Inc.                                               268,154
                                       7,702    Macrovision Corp. (a)                                                       141,178
                                      22,237    McAfee, Inc. (a)                                                            833,888
                                      11,743    Mentor Graphics Corp. (a)                                                   126,590
                                      16,000    Parametric Technology Corp. (a)                                             285,600

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held    Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      12,739    Sybase, Inc. (a)                                                      $     332,361
                                      19,769    Synopsys, Inc. (a)                                                          512,610
                                      10,483    Wind River Systems, Inc. (a)                                                 93,613
                                                                                                                      -------------
                                                                                                                          4,912,626
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.8%               13,975    Advance Auto Parts, Inc.                                                    530,910
                                       9,550    Aeropostale, Inc. (a)                                                       253,075
                                      29,327    American Eagle Outfitters, Inc.                                             609,122
                                       8,200    AnnTaylor Stores Corp. (a)                                                  209,592
                                       6,976    Barnes & Noble, Inc.                                                        240,323
                                       8,183    Borders Group, Inc.                                                          87,149
                                      30,322    Carmax, Inc. (a)(b)(f)                                                      598,860
                                      17,200    Charming Shoppes, Inc. (a)                                                   93,052
                                      23,784    Chico's FAS, Inc. (a)                                                       214,770
                                       8,700    Coldwater Creek, Inc. (a)                                                    58,203
                                       9,145    Collective Brands, Inc. (a)                                                 159,032
                                      11,540    Dick's Sporting Goods, Inc. (a)                                             320,350
                                      21,425    Foot Locker, Inc.                                                           292,666
                                       7,600    Guess?, Inc.                                                                287,964
                                      15,623    O'Reilly Automotive, Inc. (a)                                               506,654
                                       9,773    Pacific Sunwear of California, Inc. (a)                                     137,897
                                      18,341    PetSmart, Inc.                                                              431,564
                                       9,682    Rent-A-Center, Inc. (a)                                                     140,583
                                      19,081    Ross Stores, Inc.                                                           487,901
                                      15,375    Urban Outfitters, Inc. (a)                                                  419,123
                                      11,869    Williams-Sonoma, Inc.                                                       307,407
                                                                                                                      -------------
                                                                                                                          6,386,197
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods      12,900    Hanesbrands, Inc. (a)                                                       350,493
- 0.6%                                 7,870    Phillips-Van Heusen Corp.                                                   290,088
                                       6,586    The Timberland Co. Class A (a)                                              119,075
                                       6,310    The Warnaco Group, Inc. (a)                                                 219,588
                                                                                                                      -------------
                                                                                                                            979,244
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%     11,529    Astoria Financial Corp.                                                     268,280
                                      14,700    First Niagara Financial Group, Inc.                                         176,988
                                       9,651    IndyMac Bancorp, Inc. (b)                                                    57,423
                                      44,988    New York Community Bancorp, Inc.                                            790,889
                                      11,229    The PMI Group, Inc.                                                         149,121
                                      11,261    Radian Group, Inc. (b)                                                      131,528
                                      12,213    Washington Federal, Inc.                                                    257,816
                                                                                                                      -------------
                                                                                                                          1,832,045
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                         3,852    Universal Corp.                                                             197,299
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors      17,602    Fastenal Co.                                                                711,473
- 0.8%                                 6,695    GATX Corp.                                                                  245,573
                                       6,600    MSC Industrial Direct Co. Class A                                           267,102
                                      10,199    United Rentals, Inc. (a)                                                    187,254
                                                                                                                      -------------
                                                                                                                          1,411,402
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                18,501    Aqua America, Inc. (b)                                                      392,221
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             9,258    Telephone & Data Systems, Inc.                                              579,551
Services - 0.5%                        5,583    Telephone & Data Systems, Inc. (Special Shares)                             321,581
                                                                                                                      -------------
                                                                                                                            901,132
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks (Cost - $129,990,566) - 93.9%                       157,549,363
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Mid Cap Index Series
Schedule of Investments as of December 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                    Beneficial
Industry                              Interest  Short-Term Securities                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 10,256,436  BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series, 5.04% (c)(d)                                     $  10,256,436
                                     4,038,850  BlackRock Liquidity Series, LLC
                                                  Money Market Series, 4.78% (c)(d)(e)                                    4,038,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $14,295,286) -8.5%                                               14,295,286
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments
                                                (Cost - $144,285,852*) - 102.4%                                         171,844,649

                                                Liabilities in Excess of Other Assets - (2.4%)                           (4,098,201)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 167,746,448
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 145,335,060
                                                                  =============
      Gross unrealized appreciation                               $  35,055,187
      Gross unrealized depreciation                                  (8,545,598)
                                                                  -------------
      Net unrealized appreciation                                 $  26,509,589
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------------------
      Affiliate                                                            Net Activity          Interest Income
      ----------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                 $       1,250,499             $ 783,769
      BlackRock Liquidity Series, LLC
         Money Market Series                                            $       2,610,350             $  32,410
      ----------------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of December 31, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                                Unrealized
      Number of Contracts         Issue               Expiration Date          Face Value      Appreciation
      -----------------------------------------------------------------------------------------------------
          23                 S&P 400 MidCap Index       March 2008           $  9,894,912         $ 50,288
      -----------------------------------------------------------------------------------------------------

                                                     Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

                 As of  December 31, 2007
------------------------------------------------------------------------------------------------------------------------
Assets:          Investments in unaffiliated securities, at value (including securities loaned
                    of $3,897,462) (identified cost - $129,990,566) ...........................             $157,549,363
                 Investments in affiliated securities, at value (identified cost - $14,295,286)               14,295,286
                 Cash .........................................................................                       12
                 Receivables:
                          Securities sold .....................................................  $ 708,004
                          Contributions .......................................................    400,835
                          Dividends ...........................................................    105,828
                          Securities lending ..................................................      6,889     1,221,556
                                                                                                 ---------
                 Prepaid expenses .............................................................                    4,049
                                                                                                            ------------
                 Total assets .................................................................              173,070,266
                                                                                                            ------------

------------------------------------------------------------------------------------------------------------------------
Liabilities:     Collateral on securities loaned, at value ....................................                4,038,850
                 Payables:

                          Securities purchased ................................................  1,077,518
                          Withdrawals .........................................................    146,210
                          Variation margin ....................................................     41,400
                          Investment adviser ..................................................      1,419
                          Other affiliates ....................................................      1,318     1,267,865
                                                                                                 ---------
                 Accrued expenses and other liabilities .......................................                   17,103
                                                                                                            ------------
                 Total liabilities ............................................................                5,323,818
                                                                                                            ------------


Net Assets:      Net assets ...................................................................             $167,746,448
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------
Net Assets       Investors' capital ...........................................................             $140,137,363
Consist of:      Unrealized appreciation-net ..................................................               27,609,085
                                                                                                            ------------
                 Net assets ...................................................................             $167,746,448
                                                                                                            ============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENT OF OPERATIONS

                        For the Year Ended December 31, 2007
--------------------------------------------------------------------------------------------------------
Investment              Dividends ..........................................                 $ 1,519,329
Income:                 Interest from affiliates ...........................                     783,769
                        Securities lending-net .............................                      32,410
                                                                                             -----------
                        Total income .......................................                   2,335,508
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
Expenses:               Professional fees ..................................  $     41,862
                        Accounting services ................................        41,177
                        Custodian fees .....................................        23,550
                        Investment advisory fees ...........................        14,695
                        Licensing fees .....................................        10,000
                        Directors' fees and expenses .......................         5,905
                        Printing and shareholder reports ...................         4,564
                        Pricing fees .......................................           143
                        Other ..............................................         6,395
                                                                              ------------
                        Total expenses .....................................                     148,291
                                                                                             -----------
                        Investment income-net ..............................                   2,187,217
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
Realized & Unrealized   Realized gain on:
Gain (Loss) - Net:           Investments-net ...............................    11,057,926
                             Financial futures contracts-net ...............       885,166    11,943,092
                                                                              ------------
                        Change in unrealized appreciation/depreciation on:
                             Investments-net ...............................    (5,098,378)
                             Financial futures contracts-net ...............       183,607    (4,914,771)
                                                                              ------------   -----------
                        Total realized and unrealized gain-net .............                   7,028,321
                                                                                             -----------
                        Net Increase in Net Assets Resulting from Operations                 $ 9,215,538
                                                                                             ===========

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      For the
                                                                                                     Year Ended
                                                                                                    December 31,
                Increase (Decrease) in Net Assets:                                              2007           2006
------------------------------------------------------------------------------------------------------------------------
Operations:     Investment income-net ..................................................   $   2,187,217   $   2,025,276
                Realized gain-net ......................................................      11,943,092      16,266,960
                Change in unrealized appreciation/depreciation-net .....................      (4,914,771)     (4,770,657)
                                                                                           -------------   -------------
                Net increase in net assets resulting from operations ...................       9,215,538      13,521,579
                                                                                           -------------   -------------

------------------------------------------------------------------------------------------------------------------------
Capital         Proceeds from contributions ............................................      84,515,341     114,776,687
Transactions:   Fair value of withdrawals ..............................................     (46,348,953)   (158,466,451)
                                                                                           -------------   -------------
                Net increase (decrease) in net assets derived from capital transactions.      38,166,388     (43,689,764)
                                                                                           -------------   -------------

------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total increase (decrease) in net assets ................................      47,381,926     (30,168,185)
                Beginning of year ......................................................     120,364,522     150,532,707
                                                                                           -------------   -------------
                End of year ............................................................   $ 167,746,448   $ 120,364,522
                                                                                           =============   =============

      See Notes to Financial Statements.

                                                     Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------------
                   The following ratios have
                   been derived from information provided                     For the Year Ended December 31,
                   in the financial statements.                 2007          2006         2005          2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:                                                            7.98%        10.30%        12.56%        16.41%        35.53%
                                                            ===========   ===========   ===========   ===========   ===========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ........          .10%          .09%          .08%          .09%          .17%
                                                            ===========   ===========   ===========   ===========   ===========
Average Net        Expenses ..............................          .10%          .09%          .08%          .09%          .17%
                                                            ===========   ===========   ===========   ===========   ===========
Assets:            Investment income-net .................         1.49%         1.61%         1.50%         1.12%         1.06%
                                                            ===========   ===========   ===========   ===========   ===========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands).  $   167,746   $   120,365   $   150,533   $   179,289   $    83,858
                                                            ===========   ===========   ===========   ===========   ===========
Data:              Portfolio turnover ....................           23%           28%           23%           17%            8%
                                                            ===========   ===========   ===========   ===========   ===========

      See Notes to Financial Statements.

Master Mid Cap Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2007, the Series loaned securities with a value of $132,325 to MLPF&S and its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2007, BIM received $9,149 in securities lending agent fees.

In addition, MLPF&S received $2,171 in commissions on the execution of portfolio security transactions for the year ended December 31, 2007.

For the year ended December 31, 2007, the Series reimbursed the Manager $2,621 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $71,266,566 and $30,417,122, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2008

Officers and Directors

                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
David O. Beim           Director     2007 to    Professor of Finance and Economics at the       35 Funds           None
40 East 52nd Street                  present    Columbia University Graduate School of          81 Portfolios
New York, NY 10022                              Business since 1991; Chairman of Outward
1940                                            Bound USA from 1997 to 2001; Chairman of Wave
                                                Hill Inc. from 1990 to 2006; Trustee of
                                                Phillips Exeter Academy from 2002 to present.


Ronald W. Forbes        Director     2007 to    Professor Emeritus of Finance, School of        35 Funds           None
40 East 52nd Street     and Co-      present    Business, State University of New York at       81 Portfolios
New York, NY 10022      Chairman of             Albany since 2000 and Professor thereof
1940                    the Board of            from 1989 to 2000; International
                        Directors               Consultant, Urban Institute, Washington,
                                                D.C. from 1995 to 1999.

Dr. Matina Horner       Director     2007 to    Executive Vice President of Teachers            35 Funds           NSTAR (electric
40 East 52nd Street                  present    Insurance and Annuity Association and           81 Portfolios      and gas utility)
New York, NY 10022                              College Retirement Equities Fund from 1989
1939                                            to 2003.

                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
Rodney D. Johnson       Director     2007 to    President, Fairmount Capital Advisors,          35 Funds           None
40 East 52nd Street     and Co-      present    Inc. since 1987; Director, Fox Chase            81 Portfolios
New York, NY 10022      Chairman of             Cancer Center since 2002; Member of the
1941                    the Board of            Archdiocesan Investment Committee of the
                        Directors               Archdioceses of Philadelphia since 2003.

Herbert I. London       Director     2007 to    Professor Emeritus, New York University         35 Funds           AIMS Worldwide,
40 East 52nd Street     and Member   present    since 2005; John M. Olin Professor of           81 Portfolios      Inc. (marketing)
New York, NY 10022      of the Audit            Humanities, New York University from 1993
1939                    Committee               to 2005 and Professor thereof from 1980 to
                                                2005; President, Hudson Institute since
                                                1997 and Trustee thereof since 1980; Dean,
                                                Gallatin Division of New York University
                                                from 1976 to 1993; Distinguished Fellow,
                                                Herman Kahn Chair, Hudson Institute from
                                                1984 to 1985; Chairman of the Board of
                                                Directors of Vigilant Research, Inc. since
                                                2006; Member of the Board of Directors for
                                                Grantham University since 2006; Director
                                                of AIMS Worldwide, Inc. since 2006;
                                                Director of Reflex Security since 2006;
                                                Director of InnoCentive, Inc. since 2006;
                                                Director of Cerego, LLC since 2005;
                                                Director, Damon Corp. from 1991 to 1995;
                                                Overseer, Center for Naval Analyses from
                                                1983 to 1993.


                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
Cynthia A. Montgomery   Director     2007 to    Professor, Harvard Business School since        35 Funds           Newell
40 East 52nd Street                  present    1989; Associate Professor, J.L. Kellogg         81 Portfolios      Rubbermaid, Inc.
New York, NY 10022                              Graduate School of Management,                                     (manufacturing)
1952                                            Northwestern University from 1985 to 1989;
                                                Associate Professor, Graduate School of
                                                Business Administration, University of
                                                Michigan from 1979 to 1985; Director,
                                                Harvard Business School Publishing since
                                                2005; Director, McLean Hospital since 2005.

Joseph P. Platt, Jr.    Director     2007 to    Partner, Amarna Corporation, LLC (private       35 Funds           Greenlight
40 East 52nd Street                  present    investment company) since 2002; Director,       81 Portfolios      Capital Re, Ltd.
New York, NY 10022                              Jones and Brown (Canadian insurance                                (reinsurance
1947                                            broker) since 1998; Director, Greenlight                           company)
                                                Re Ltd. (reinsurance company) since 2004;
                                                Partner, Amarna Financial Company (private
                                                investment company) since 2005;  Director
                                                and Executive Vice President, Johnson and
                                                Higgins (insurance brokerage) from 1990 to
                                                1997.


                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
Robert C. Robb, Jr.     Director     2007 to    Partner, Lewis, Eckert, Robb and Company        35 Funds           None
40 East 52nd Street                  present    (management and financial consulting firm)      81 Portfolios
New York, NY 10022                              since 1981; Trustee, Medical College of
1945                                            Pennsylvania/ Hahnemann University from
                                                1998 to 2002;  Trustee, EQK Realty
                                                Investors from 1994 to 2000; Director,
                                                Tamaqua Cable Products Company from 1981
                                                to 1998;  Director, Brynwood Partners from
                                                1984 to 1998; Director, The PNC Bank Corp.
                                                from 1994 to 1998;  Director, Provident
                                                National Bank from 1983 to 1993; Director,
                                                Brinks, Inc. from 1981 to 1986.

Toby Rosenblatt        Director      2007 to    President since 1999 and Vice President -       35 Funds           A.P. Pharma, Inc.
40 East 52nd Street    and Vice      present    General Partner since 1990, Founders            81 Portfolios      (specialty
New York, NY 10022     Chairman of              Investments Ltd. (private investments);                            pharmaceuticals)
1938                   the                      Director, Forward Management, LLC since
                       Performance              2007; Trustee, SSR Funds from 1990 to
                       Oversight                2005; Trustee, Metropolitan Series Funds,
                       Committee                Inc. from 2001 to 2005.

Kenneth L. Urish       Director and  2007 to    Managing Partner, Urish Popeck & Co., LLC       35 Funds           None
40 East 52nd Street    Chairman of   present    (certified public accountants and               81 Portfolios
New York, NY 10022     the Audit                consultants) since 1976; External Advisory
1951                   Committee                Board, The Pennsylvania State University
                                                Accounting Department since  2001;
                                                Trustee, The Holy Family Foundation since
                                                2001;  President and Trustee, Pittsburgh
                                                Catholic Publishing Associates since 2003;
                                                Director, Inter-Tel from 2006 to 2007.

                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
Frederick W. Winter    Director      2007 to    Professor and Dean Emeritus of the Joseph       35 Funds           None
40 East 52nd Street    and Member    present    M. Katz School of Business - University of      81 Portfolios
New York, NY 10022     of the Audit             Pittsburgh since 2005 and Dean therof from
1945                   Committee                1997 to 2005; Director, Alkon Corporation
                                                (pneumatics) since 1992; Director,
                                                Indotronix International (IT service)
                                                since 2004; Director, Tippman Sports
                                                (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Interested Directors*

Richard S. Davis       Director      2007 to    Managing Director, BlackRock, Inc. since 2005;  184 Funds          None
40 East 52nd Street                  present    Chief Executive Officer, State Street Research  289 Portfolios
New York, NY 10022                              & Management Company from 2000 to 2005;
1945                                            Chairman of the Board of Trustees, State
                                                Street Research mutual funds ("SSR Funds")
                                                from 2000 to 2005; Senior Vice President,
                                                Metropolitan Life Insurance Company from 1999
                                                to 2000; Chairman SSR Realty from 2000 to 2004.

                                                                                                Number of
                                                                                                BlackRock-
                                                                                                Advised
                        Position(s)  Length     Principal                                       Funds and
Name, Address and       Held with    of Time    Occupation(s) During                            Portfolios         Public
Year of Birth           Master LLC   Served     Past Five Years                                 Overseen           Directorships

Non-Interested
Directors *
Henry Gabbay            Director     2007 to    Consultant, BlackRock, Inc. since 2007;         183 Funds          None
40 East 52nd Street                  present    Managing Director, BlackRock, Inc. from 1989    288 Portfolios
New York, NY 10022                              to June 2007; Chief Administrative Officer,
1947                                            BlackRock Advisors, LLC from 1998 to 2007;
                                                President of BlackRock Funds and BlackRock
                                                Bond Allocation Target Shares from 2005 to
                                                2007; Treasurer of certain closed-end funds in
                                                the BlackRock Fund complex from 1989 to 2006.

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until
December 31 of the year in which they turn 72.

Advisory Board Member

David R.                Advisory     2007 to    Chairman, Wilmerding & Associates, Inc.         35 Funds           Chestnut Street
Wilmerding, Jr.*        Board        present    (investment advisers) from 1989 to 2005;        81 Portfolios      Exchange Fund
40 East 52nd Street     Member                  Chairman, Coho Partners, Ltd. (investment                          (open-end
New York, NY 10022                              advisers) from 2003 to 2005. Director, Beaver                      investment
1935                                            Management Corporation.                                            company)




                        Position(s)  Length     Principal
Name, Address and       Held with    of Time    Occupation(s) During
Year of Birth           Master LLC   Served     Past Five Years

Non-Interested
Directors *
Master LLC Officers *

Donald C. Burke         Fund         2007 to    Managing Director of BlackRock, Inc. since 2006;
40 East 52nd Street     President    present    Formerly Managing Director of Merrill Lynch
New York, NY 10022      and Chief               Investment Managers, L.P. ("MLIM") and Fund Asset
1960                    Executive               Management, L.P. ("FAM") in 2006; First Vice
                        Officer                 President thereof from 1997 to 2005; Treasurer
                                                thereof from 1999 to 2006 and Vice President
                                                thereof from 1990 to 1997.

Anne F. Ackerley        Vice         2007 to    Managing Director of BlackRock, Inc. since 2000 and
40 East 52nd Street     President    present    First Vice President and Chief Operating Officer of
New York, NY 10022                              Mergers and Acquisitions Group from 1997 to 2000;
1962                                            First Vice President and Chief Operating Officer of
                                                Public Finance Group thereof from 1995 to 1997;
                                                First Vice President of Emerging Markets Fixed
                                                Income Research of Merrill Lynch & Co., Inc. from
                                                1994 to 1995.

Neal J. Andrews         Chief        2007 to    Managing Director of BlackRock Inc. since 2006;
40 East 52nd Street     Financial    present    Formerly Senior Vice President and Line of Business
New York, NY 10022      Officer                 Head of Fund Accounting and Administration at PFPC
1966                                            Inc. from 1992 to 2006.

Jay M. Fife             Treasurer    2007 to    Managing Director of BlackRock, Inc. since 2007 and
40 East 52nd Street                  present    Director in 2006; Formerly Assistant Treasurer of
New York, NY 10022                              the MLIM/FAM advised funds from 2005 to 2006;
1970                                            Director of MLIM Fund Services Group from 2001 to
                                                2006.





                        Position(s)  Length     Principal
Name, Address and       Held with    of Time    Occupation(s) During
Year of Birth           Master LLC   Served     Past Five Years

Non-Interested
Directors *
Brian P. Kindelan       Chief        2007 to    Chief Compliance Officer of the Funds since 2007;
40 East 52nd Street     Compliance   present    Managing Director and Senior Counsel thereof since
New York, NY 10022      Officer                 2005; Director and Senior Counsel of BlackRock
1959                                            Advisors, Inc. from 2001 to 2004 and Vice
                                                President and Senior Counsel thereof from 1998 to
                                                2000; Senior Counsel of The PNC Bank Corp. from
                                                1995 to 1998.

Howard Surloff          Secretary    2007 to    Managing Director of BlackRock, Inc. and
40 East 52nd Street                  present    General Counsel of U.S. Funds at BlackRock, Inc.
New York, NY 10022                              since 2006; Formerly General Counsel (U.S.) of
1965                                            Goldman Sachs Asset Management, L.P. from 1993
                                                to 2006.

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

Proxy Results


During the six-month period ended December 31, 2007, the shareholders of Master Mid Cap Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Master Quantitative Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

                                                                            Shares Voted     Shares Withheld
                                                                               For             From Voting
------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series LLC:
David O. Beim, Richard S. Davis, Ronald W. Forbes, Henry Gabbay,
Dr. Matina Horner, Rodney D. Johnson, Herbert I. London,
Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr.,
Toby Rosenblatt, Kenneth L. Urish and  Frederick W. Winter                    113,613,469           0
------------------------------------------------------------------------------------------------------------

Additional Information

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended, effective November 1, 2007)
            John F. O'Brien (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            David H. Walsh (term ended, effective November 1, 2007)
            Fred G. Weiss (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Master Mid Cap
Index Series of
Quantitative Master
Series LLC            $27,300      $27,300           $0            $0           $9,200        $9,200          $0             $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Master Mid Cap Index Series of
            Quantitative Master Series LLC        $293,700          $3,080,650
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 21, 2008